ACCRUED AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCRUED AND OTHER LIABILITIES
Schedule of accrued and other liabilities

	As of December 31,
	2022	2023
Accrued payroll and welfare	$866	$635
Payable for purchase of services (Note i)	391	—
Receipt in advance	10	—
Amounts due to students (Note ii)	837	268
Deferred revenue (Note iii)	754	544
Loan from a third party (Note iv)	707	—
Others	172	21
Total	$3,737	$1,468

(Note i) The balance represented accrued payable for purchase of services, no such item for current year.

(Note ii) The balance represented refund to students and HEERF Grant to student received on behalf of students.

(Note iii) The balance represented the tuition payment collected in advance.

(Note iv) Sundry Management, LLC offered an interest-free loan with a one-year term, which was repaid in full on January 27, 2023.